Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive Compensation Actually Paid ("CAP”) (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. See “Executive Compensation and Other Information” in this Proxy Statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

					Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Joseph Hanna $	Compensation Actually Paid to Joseph Hanna(1)(2)(3) $	Average Summary Compensation Table Total for Non-CEO NEOs(4) $	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)(4) $	MGRC $	S&P 500 Industrials Index $	Net Income (in millions) $	Pre-Tax Income (in millions) $
2022	3,121,167	4,871,184	1,029,825	1,480,971	138.60	126.96	115.1	154.3
2021	3,261,680	4,386,308	969,855	1,277,750	110.16	157.53	89.7	123.8
2020	2,668,399	1,108,518	857,107	360,892	90.05	123.17	102.0	132.0

(1)
Deductions from, and additions to, total compensation in the "Summary Compensation Table" by year to calculate CAP include:

	2022		2021		2020
	Joseph Hanna	Average Non-CEO NEOs	Joseph Hanna	Average Non-CEO NEOs	Joseph Hanna	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$3,121,167	1,029,825	3,261,680	969,855	2,668,399	857,107

Adjustments for Pension
Adjustment Summary Compensation Table Pension	$-	$-	$-	$-	$-	$-
Amount added for current year service cost	$-	$-	$-	$-	$-	$-
Amount added for prior service cost impacting current year	$-	$-	$-	$-	$-	$-
Total Adjustments for Pension	$-	$-	$-	$-	$-	$-

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(1,350,376)	$(357,501)	$(1,875,010)	$(372,718)	$(1,249,594)	$(292,346)
Year-end fair value of unvested awards granted in the current year	$2,010,297	$560,930	$1,930,574	$383,763	$983,149	$230,010
Year-over-year difference of year-end fair values for	$1,064,726	$241,977	$540,759	$163,405	$(838,949)	$(267,784)
unvested awards granted in prior years
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$-	$-	$-
Difference in fair values between prior year-end fair values and vest	$25,370	$5,739	$528,305	$133,445	$(454,488)	$(166,095)
date fair values for awards granted in prior years
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-	$-	$-
Dividends or dividend equivalents not otherwise included in total	$-	$-	$-	$-	$-	$-
compensation
Total Adjustments for Equity Awards	$1,750,017	$451,146	$1,124,628	$307,895	$(1,559,881)	$(496,215)

Compensation Actually Paid (as calculated)	$4,871,184	$1,480,971	$4,386,308	$1,277,750	$1,108,518	$360,892
(2)
The following summarizes the valuation assumptions used for stock appreciation rights (SARs) included as part of CAP:
•
Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date.
•
Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
•
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
•
Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
•
Represents annual dividend yield on each vest/FYE date.
(3)
Assumptions used in the valuation of equity awards for purposes of calculating CAP were materially the same as at grant date, except for adjusting for expected performance of RSUs at each measurement date.
(4)
Non-CEO NEOs reflect the average "Summary Compensation Table" total compensation and average CAP for the following executives by year:

2022: Pratt, Keith; Hawkins, Philip; Craft, Melodie; Van Trease, Kristina

2021: Pratt, Keith; Hawkins, Philip; Lieffrig, John; Craft, Melodie

2020: Pratt, Keith; Hawkins, Philip; Craft, Melodie; Van Trease, Kristina

Company Selected Measure Name	Pre-Tax Income
Named Executive Officers, Footnote [Text Block]
(4)
Non-CEO NEOs reflect the average "Summary Compensation Table" total compensation and average CAP for the following executives by year:

2022: Pratt, Keith; Hawkins, Philip; Craft, Melodie; Van Trease, Kristina

2021: Pratt, Keith; Hawkins, Philip; Lieffrig, John; Craft, Melodie

2020: Pratt, Keith; Hawkins, Philip; Craft, Melodie; Van Trease, Kristina

PEO Total Compensation Amount	$ 3,121,167	$ 3,261,680	$ 2,668,399
PEO Actually Paid Compensation Amount	4,871,184	4,386,308	1,108,518
Non-PEO NEO Average Total Compensation Amount	1,029,825	969,855	857,107
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,480,971	1,277,750	360,892
Equity Valuation Assumption Difference, Footnote [Text Block]
(2)
The following summarizes the valuation assumptions used for stock appreciation rights (SARs) included as part of CAP:
•
Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date.
•
Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
•
Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
•
Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
Represents annual dividend yield on each vest/FYE date.
(3)
Assumptions used in the valuation of equity awards for purposes of calculating CAP were materially the same as at grant date, except for adjusting for expected performance of RSUs at each measurement date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Pre-Tax Income
Tabular List [Table Text Block]

Most Important Performance Measures

In our assessment, the most important performance measures used to link CAP (as calculated in accordance with the SEC rules) to Company performance are listed in the table below. The role of each of these performance measures in our executive compensation program is discussed in “Executive Compensation and Other Information” in this Proxy Statement.

Performance Measures

Pre-Tax Income

Return on Invested Capital (ROIC)

Total Shareholder Return Amount	$ 138.60	110.16	90.05
Peer Group Total Shareholder Return Amount	126.96	157.53	123.17
Net Income (Loss)	$ 115,100,000	$ 89,700,000	$ 102,000,000.0
Company Selected Measure Amount	154,300,000	123,800,000	132,000,000.0
PEO Name	Joseph Hanna
Adjustment to Compensation Footnote [Text Block]
(1)
Deductions from, and additions to, total compensation in the "Summary Compensation Table" by year to calculate CAP include:

	2022		2021		2020
	Joseph Hanna	Average Non-CEO NEOs	Joseph Hanna	Average Non-CEO NEOs	Joseph Hanna	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$3,121,167	1,029,825	3,261,680	969,855	2,668,399	857,107

Adjustments for Pension
Adjustment Summary Compensation Table Pension	$-	$-	$-	$-	$-	$-
Amount added for current year service cost	$-	$-	$-	$-	$-	$-
Amount added for prior service cost impacting current year	$-	$-	$-	$-	$-	$-
Total Adjustments for Pension	$-	$-	$-	$-	$-	$-

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(1,350,376)	$(357,501)	$(1,875,010)	$(372,718)	$(1,249,594)	$(292,346)
Year-end fair value of unvested awards granted in the current year	$2,010,297	$560,930	$1,930,574	$383,763	$983,149	$230,010
Year-over-year difference of year-end fair values for	$1,064,726	$241,977	$540,759	$163,405	$(838,949)	$(267,784)
unvested awards granted in prior years
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$-	$-	$-
Difference in fair values between prior year-end fair values and vest	$25,370	$5,739	$528,305	$133,445	$(454,488)	$(166,095)
date fair values for awards granted in prior years
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-	$-	$-
Dividends or dividend equivalents not otherwise included in total	$-	$-	$-	$-	$-	$-
compensation
Total Adjustments for Equity Awards	$1,750,017	$451,146	$1,124,628	$307,895	$(1,559,881)	$(496,215)

Compensation Actually Paid (as calculated)	$4,871,184	$1,480,971	$4,386,308	$1,277,750	$1,108,518	$360,892

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
PEO [Member] | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Amount Added for Current Year Service Cost, Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Amount Added for Prior Service Cost Impacting Current Year, Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table, Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,350,376)	(1,875,010)	(1,249,594)
PEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Current Year, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,010,297	1,930,574	983,149
PEO [Member] | Year-over-year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,064,726	540,759	(838,949)
PEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Difference in Fair Values between Prior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,370	528,305	(454,488)
PEO [Member] | Forfeitures During Current Year Equal to Prior Year-end Fair Value, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,750,017	1,124,628	(1,559,881)
Non-PEO NEO [Member] | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amount Added for Current Year Service Cost, Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amount Added for Prior Service Cost Impacting Current Year, Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table, Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(357,501)	(372,718)	(292,346)
Non-PEO NEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Current Year, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	560,930	383,763	230,010
Non-PEO NEO [Member] | Year-over-year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	241,977	163,405	(267,784)
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Difference in Fair Values between Prior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,739	133,445	(166,095)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-end Fair Value, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation, Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 451,146	$ 307,895	$ (496,215)